CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common shares	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings (accumulated deficit)	Total
Balance, beginning of period at Jan. 31, 2021	$ 531,825	$ 464,102	$ (1,189)	$ (83,670)
Stock-based compensation expense (Note 16)		11,017
Stock options and share units exercised	4,472	(1,816)
Other comprehensive income (loss), net of income taxes			(11,204)
Net income				86,282	$ 86,282
Balance, end of period at Jan. 31, 2022	536,297	473,303	(12,393)	2,612	999,819
Stock-based compensation expense (Note 16)		13,667
Stock options and share units exercised	2,151	(419)
Other comprehensive income (loss), net of income taxes			(18,063)
Net income				102,236	102,236
Balance, end of period at Jan. 31, 2023	538,448	486,551	(30,456)	104,848	1,099,391
Stock-based compensation expense (Note 16)		16,480
Stock options and share units exercised	12,716	(8,330)
Other comprehensive income (loss), net of income taxes			1,870
Net income				115,907	115,907
Balance, end of period at Jan. 31, 2024	$ 551,164	$ 494,701	$ (28,586)	$ 220,755	$ 1,238,034